BBH Partner Fund - International Equity

Portfolio of Investments
January 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (96.4%)
	Canada (4.9%)
	Financials
177,031	Brookfield Corp.	$8,104,373

	Industrials
519,442	Canadian Pacific Kansas City, Ltd.	38,778,566

	Information Technology
12,520	Constellation Software, Inc.	23,204,823
85,659	Shopify, Inc. (Class A)[1]	11,241,031
		34,445,854
	Materials
194,700	Franco-Nevada Corp.	45,771,050
	Total Canada	127,099,843

	Denmark (4.5%)
	Health Care
143,540	Coloplast A/S (Class B)	12,284,293

	Industrials
195,634	DSV AIS	55,193,599
1,595,171	Vestas Wind Systems A/S.	48,769,207
		103,962,806
	Total Denmark	116,247,099

	France (13.5%)
	Consumer Discretionary
63,726	LVMH Moet Hennessy Louis Vuitton SE	41,257,950

	Health Care
86,556	EssilorLuxottica S.A.	26,563,925
161,345	Sartorius Stedim Biotech	36,290,735
		62,854,660
	Industrials
500,082	Cie de Saint-Gobain S.A.	49,620,781
166,262	Safran S.A.	59,373,101
191,277	Schneider Electric SE	54,700,478
271,904	Thales S.A.	82,713,019
		246,407,379
	Total France	350,519,989

	Germany (6.5%)

	Financials
129,105	Deutsche Boerse AG	32,752,910

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Germany (continued)
	Health Care
743,370	Siemens Healthineers AG2	$37,234,486

	Industrials
16,675	Rheinmetall AG	35,294,038
88,575	Siemens AG	26,970,421
		62,264,459
	Information Technology
175,753	SAP SE	35,619,073
	Total Germany	167,870,928

	Hong Kong (0.5%)
	Financials
1,135,780	AIA Group, Ltd.	13,120,129
	Total Hong Kong	13,120,129

	India (2.6%)
	Financials
978,700	HDFC Bank, Ltd. ADR	31,690,306

	Information Technology
2,097,988	Infosys, Ltd. ADR	36,882,629
	Total India	68,572,935

	Ireland (7.2%)
	Health Care
179,848	ICON, Plc. ADR[1]	32,417,602

	Industrials
635,100	Ryanair Holdings, Plc. ADR	44,838,060

	Materials
609,818	CRH, Plc.	74,647,821
806,390	Smurfit WestRock, Plc	33,506,322
		108,154,143
	Total Ireland	185,409,805

	Japan (16.8%)
	Consumer Discretionary
2,653,800	Suzuki Motor Corp.	36,498,110

	Health Care
25,765	Eisai Co., Ltd.	721,142
310,882	Hoya Corp.	52,432,284
		53,153,426

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Japan (continued)
	Industrials
1,074,035	Komatsu, Ltd.	$41,339,943
749,000	Recruit Holdings Co., Ltd.	39,769,393
		81,109,336
	Information Technology
170,465	Advantest Corp.	28,045,777
231,816	Keyence Corp.	84,929,629
865,885	Nomura Research Institute, Ltd.	26,549,778
1,273,648	Obic Co., Ltd.	35,457,417
326,922	Tokyo Electron, Ltd.	87,826,202
		262,808,803
	Total Japan	433,569,675

	Jersey (0.9%)
	Industrials
652,003	Experian, Plc.	24,588,761
	Total Jersey	24,588,761

	Luxembourg (0.7%)
	Communication Services
38,123	Spotify Technology S.A.[1]	19,074,843
	Total Luxembourg	19,074,843

	Netherlands (9.5%)
	Communication Services
1,671,238	Universal Music Group NV	41,069,942

	Consumer Discretionary
513,123	Prosus NV1	29,502,840

	Financials
7,362	Adyen NV1,2	10,964,341

	Industrials
71,208	Airbus SE	16,275,077

	Information Technology
71,494	ASML Holding NV	101,867,927
1,603,615	STMicroelectronics NV	44,959,646
		146,827,573
	Total Netherlands	244,639,773

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Norway (1.5%)
	Financials
1,321,761	DNB Bank ASA	$38,138,798
	Total Norway	38,138,798

	South Korea (4.2%)
	Financials
433,235	KB Financial Group, Inc.	40,520,351

	Information Technology
605,046	Samsung Electronics Co., Ltd.	67,342,985
	Total South Korea	107,863,336

	Spain (1.4%)
	Communication Services
1,185,621	Cellnex Telecom S.A.[2]	36,673,077
	Total Spain	36,673,077

	Sweden (2.3%)
	Industrials
384,187	Atlas Copco AB (Class A)	7,981,817
510,763	Sandvik AB	20,296,279
		28,278,096
2,668,227	Information Technology Hexagon AB (Class B)	30,402,281

	Total Sweden	58,680,377

	Switzerland (3.6%)
	Consumer Discretionary
108,004	Cie Financiere Richemont S.A. (Class A)	20,966,224
	Health Care
451,919	Alcon AG	36,819,779

	Materials
264,518	Holcim AG1	27,321,598
36,410	Sika AG	6,990,582
		34,312,180
	Total Switzerland	92,098,183

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Taiwan (5.0%)
	Information Technology
152,414	MediaTek, Inc.	$8,492,512
368,773	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	121,901,603
	Total Taiwan	130,394,115

	United Kingdom (9.5%)
	Consumer Discretionary
580,815	Compass Group, Plc.	17,447,155
	Energy
1,001,176	Shell, Plc.	38,484,617

	Financials
459,216	London Stock Exchange Group, Plc.	51,319,180

	Industrials
3,687,531	BAE Systems, Plc.	99,733,343
6,106,308	Rentokil Initial, Plc.	37,766,299
		137,499,642
	Total United Kingdom	244,750,594

	United States (1.3%)
	Financials
35,630	S&P Global, Inc.	18,805,158

	Health Care
11,675	Mettler-Toledo International, Inc.[1]	16,032,577

	Total United States	34,837,735
	Total Common Stock (Cost $1,810,245,724)	2,494,149,995
	Preferred Stock (1.2%)

	Germany (1.2%)
	Consumer Discretionary
627,525	Dr Ing hc F Porsche AG (Class Preference)[2]	30,728,512
	Total Germany	30,728,512

	Total Preferred Stock (Cost $45,814,475)	30,728,512

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Shares/ Units		Value
	Warrants (0.0%)
	Canada (0.0%)
18,143	Constellation Software, Inc., expires 03/31/2040[1,3]	$0
	Total Canada	0
Total Warrants (Cost $0)		0

Total Investments (Cost $1,856,060,199)[4]	97.6%	$2,524,878,507
Cash and Other Assets in Excess of Liabilities	2.4%	62,135,488
Net Assets	100.0%	$2,587,013,995

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2026 was $115,600,416 or 4.5% of net assets.
3.	Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.
[4]	The aggregate cost for federal income tax purposes is $1,856,060,199, the aggregate gross unrealized appreciation is $785,903,511 and the aggregate gross unrealized depreciation is $117,085,203, resulting in net unrealized appreciation of $668,818,308.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

Abbreviation:

ADR	−	American Depositary Receipt.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees, which include applying international fair value factors provided by approved pricing vendors. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2026
Common Stock:
Canada	$127,099,843	$–	$–	$127,099,843
Denmark	–	116,247,099	–	116,247,099
France	–	350,519,989	–	350,519,989
Germany	–	167,870,928	–	167,870,928
Hong Kong	–	13,120,129	–	13,120,129
India	68,572,935	–	–	68,572,935
Ireland	151,903,483	33,506,322	–	185,409,805
Japan	–	433,569,675	–	433,569,675
Jersey	–	24,588,761	–	24,588,761
Luxembourg	19,074,843	–	–	19,074,843
Netherlands	–	244,639,773	–	244,639,773
Norway	–	38,138,798	–	38,138,798
South Korea	–	107,863,336	–	107,863,336
Spain	–	36,673,077	–	36,673,077
Sweden	–	58,680,377	–	58,680,377
Switzerland	–	92,098,183	–	92,098,183
Taiwan	121,901,603	8,492,512	–	130,394,115
United Kingdom	–	244,750,594	–	244,750,594
United States	34,837,735	–	–	34,837,735
Preferred Stock:
Germany	–	30,728,512	–	30,728,512
Warrants:
Canada	–	–	0	0
Total Investments, at value	$523,390,442	$2,001,488,065	$0	$2,524,878,507

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.